Amount Due to Director (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Amount Due to Director [Abstract]
Schedule of Amount Due to a Director
	December 31, 2023	June 30, 2023
	US$	US$
Amount due within 1 year	3,780,324	3,579,169
Amount due after 1 year	11,518,726	11,278,227
	15,299,050	14,857,396

	June 30, 2023	June 30, 2022
	US$	US$
Amount due within 1 year	3,579,169	3,322,862
Amount due after 1 year	11,278,227	12,209,702
	14,857,396	15,532,564

	June 30, 2022	June 30, 2021
	US$	US$
Amount due within 1 year	3,322,862	3,033,028
Amount due after 1 year	12,209,702	12,666,389
	15,532,564	15,699,417